STOCK BASED COMPENSATION (Details 1) - USD ($)	3 Months Ended	12 Months Ended
	Jul. 31, 2022	Apr. 30, 2022
Stock Price		$ 0.0125
Exercise Price		$ 0.070
Expected Remaining Term		2 years 8 months 4 days
Volatility		302.00%
Annual Rate of Quarterly Dividends		0.00%
Risk Free Interest Rate		0.01%
Warrant [Member]
Exercise Price	$ 0.007
Number of warrant, expired	10
Number of warrant, Issued	22
Number of warrant, Adjustment from total ratchet provision	255,073,185
Number of warrant, exercised	$ (5,000)
Number of options, outstanding, ending balance | shares	345,815,519	30,000
Number of warrant , exercisable	345,815,519
Weighted average exercise price, Outstandding Options, begining balance	$ 1,211
Number of options, outstanding, beginning balance | shares	30,000
Weighted average exercise price, Issued	$ 3
Weighted average exercise price, Adjustment from total ratchet provision	0.0058
Weighted average exercise price,Outstanding Options, ending balance	$ 0.007	$ 1,211
Warrant Options, Weighted Average Remaining Contractual Life, begining balance	75 years
Warrant Options, Weighted Average Remaining Contractual Life, Issued	2 years 5 months 12 days
Warrant Options, Weighted Average Remaining Contractual Life, ending balance	3 years 8 months 30 days
Aggregate Intrinsic Value, Warrant Options, begining balance	$ 0
Aggregate Intrinsic Value, warrant Options, Expired	$ 10
Aggregate Intrinsic Value, warrant Options, Issued	43,530
Aggregate Intrinsic value, Warrant Options, Adjustment from total ratchet provision	$ 5,000
Aggregate Intrinsic Value, Warrant Options, ending balance	$ 0
Aggregate Intrinsic Value, Exercisable warrant	$ 5,000